Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017